Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives held for trading
Outflows	₩ 102,924	₩ 158,284
Derivatives settled gross
Outflow	2,994,649	3,078,733	₩ 2,925,965
Inflow	3,258,353	3,167,878	2,804,618
Less than 1 year [member]
Derivatives held for trading
Outflows	0	0
Derivatives settled gross
Outflow	472,005	843,489	248,300
Inflow	550,478	856,508	249,301
1-5 years [member]
Derivatives held for trading
Outflows	101,994	158,284
Derivatives settled gross
Outflow	2,493,858	1,857,942	2,179,046
Inflow	2,670,002	1,917,236	2,074,747
More than 5 years [member]
Derivatives held for trading
Outflows	930	0
Derivatives settled gross
Outflow	28,786	377,302	498,619
Inflow	₩ 37,873	₩ 394,134	₩ 480,570